Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 3,154,957	$ 1,368,957
Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	3,154,957	1,368,957
Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	454,300	342,993
Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	855,780	468,093
Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,840,855	553,608
Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	3,805	4,217
Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	217	46
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	27,353,040	12,105,990
Up to three months [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,558,245	6,901,097
Up to three months [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,174,950	3,643,505
Up to three months [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	217,953	168,254
Up to three months [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,125,562	3,061,784
Up to three months [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	34,713	26,435
Up to three months [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,067	1,119
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,611,250	19,075,602
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,146,094	11,589,837
3 months to 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,931,647	703,790
3 months to 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	923,526	1,817,002
3 months to 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,225,228	8,933,622
3 months to 1 year [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	49,753	102,163
3 months to 1 year [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,940	33,260
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	75,628,987	71,663,232
More than 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	39,185,317	41,846,266
More than 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,234,741	419,833
More than 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,640,937	6,449,984
More than 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	31,308,891	34,958,699
More than 1 year [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 748	$ 17,750